Long-Term Equity Investments - Additional Information (Detail) $ in Millions						12 Months Ended
	Aug. 10, 2018 USD ($)	Aug. 10, 2018 CAD ($)	Jul. 17, 2018 USD ($) shares	May 10, 2018 USD ($) shares	Apr. 10, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jul. 17, 2018 CAD ($) shares	Apr. 25, 2018 USD ($)	Oct. 31, 2017 USD ($) shares
Long term investments - common shares held [line items]
Fair value						$ 164,753,000	$ 95,608,000
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities						47,734,000
Disposition of investments, Realised gain						245,715,000
Minto derivative liability [member]
Long term investments - common shares held [line items]
Minimum market price of copper before Minto top up payment is required						2.50	$ 2.50			$ 2.50
San Dimas [member]
Long term investments - common shares held [line items]
Disposition of investments, Realised gain						245,715,000
First Majestic [member]
Long term investments - common shares held [line items]
Fair value						$ 123,187,000
Percentage of outstanding shares owned						11.00%
First Majestic [member] | San Dimas [member]
Long term investments - common shares held [line items]
Number of common shares received | shares						20,914,590
Fair value of shares received						$ 151,000,000
First Majestic [member] | Silver interests [member] | San Dimas [member]
Long term investments - common shares held [line items]
Number of common shares received | shares				20,914,590
Fair value of shares received				$ 151,000,000
Percentage of outstanding shares owned				11.00%
Tradewind Markets, Inc [member]
Long term investments - common shares held [line items]
Fair value									$ 1,000,000
Alexco [member]
Long term investments - common shares held [line items]
Number of common shares received | shares					3,000,000		3,000,000
Fair value of shares received					$ 5,000,000		$ 5,000,000
Capstone [member]
Long term investments - common shares held [line items]
Number of common shares received | shares							6,800,000			6,800,000
Fair value of shares received							$ 8,000,000
Fair value										$ 8,000,000
Adventus Zinc [member]
Long term investments - common shares held [line items]
Fair value			$ 5,000,000					$ 6
Number of shares acquired | shares			7,093,392					7,093,392
Percentage of issued and outstanding common shares			9.99%
Adventus Zinc [member] | Other intangible assets [member]
Long term investments - common shares held [line items]
Price paid for right of first refusal on new streaming agreements								$ 1
Arizona Mining Inc. [member]
Long term investments - common shares held [line items]
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities	$ 48,000,000	$ 62
Disposition of investments, Realised gain	$ 34,000,000